Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Disclosure of selected financial information by segment	The following tables summarize selected financial information by segment for the years ended December 31, 2021, 2020 and 2019:

2021	North America	South America	Enlarged Europe	Middle East & Africa	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
	(€ million)
Net revenues(1)	€67,715	€10,496	€58,728	€5,165	€3,927	€2,003	€2,768	€(1,383)	€149,419
Net revenues from transactions with other segments	(9)	(22)	(126)	—	(3)	(1)	(1,222)	1,383	—
Net revenues from external customers(1)	67,706	10,474	58,602	5,165	3,924	2,002	1,546	—	149,419
Add: FCA Net revenues from external customers January 1 - January 16, 2021(2)	2,015	189	335	36	51	18	60	—	2,704
Add: Pro forma adjustments(3)	3	—	(7)	—	—	—	—	—	(4)
Pro Forma Net revenues from external customers, January 1 - December 31, 2021	69,724	10,663	58,930	5,201	3,975	2,020	1,606	—	152,119
Net revenues from transactions with other segments	12	18	130	—	5	1	1,122	(1,288)	—
Pro Forma Net revenues(4)	€69,736	€10,681	€59,060	€5,201	€3,980	€2,021	€2,728	€(1,288)	€152,119

Net profit from continuing operations									€13,218
Tax expense									€1,911
Net financial expenses									€734
Share of the profit of equity method investees									€(737)
Operating income									€15,126
Add: FCA operating income, January 1 - 16, 2021									€77
Add: Pro forma adjustments									€96
Pro Forma Operating income									€15,299
Adjustments:
Restructuring costs and other costs, net of reversals(5)	€(4)	€54	€781	€2	€—	€1	€39	€—	€873
Change in estimate of non-contractual warranties(6)	€2	€68	€581	€57	€13	€11	€—	€—	€732
Reversal of inventory fair value adjustment in purchase accounting(7)	€401	€13	€89	€—	€19	€—	€—	€—	€522
Impairment expense and supplier obligations(8)	€58	€6	€233	€6	€—	€6	€—	€—	€309
Brazilian indirect tax - reversal of liability/recognition of credits(9)	€—	€(253)	€—	€—	€—	€—	€—	€—	€(253)
Other(10)	€228	€41	€(17)	€(6)	€7	€2	€140	€134	€529
Total adjustments Jan 1 - Dec 31, 2021	€685	€(71)	€1,667	€59	€39	€20	€179	€134	€2,712
Pro Forma Adjusted Operating income	€11,356	€882	€5,370	€545	€442	€103	€(718)	€31	€18,011

Share of profit of equity method investees	€(14)	€—	€(46)	€118	€(7)	€—	€686	€—	€737
______________________________________________________________________________________________________________________________
(1) Groupe PSA (“PSA”) was identified as the accounting acquirer in the FCA-PSA merger, which was accounted for as a reverse acquisition, under IFRS 3 – Business
Combinations, and, as such, it contributed to the results of the Company beginning January 1, 2021. FCA was consolidated into Stellantis effective January 17, 2021, the day after the merger became effective
(2) FCA consolidated Net revenues, January 1 - January 16, 2021, excluding intercompany transactions
(3) Reclassifications made to present FCA’s Net revenues January 1 - January 16, 2021 consistently with that of PSA
(4) Pro forma Stellantis consolidated Net revenues, January 1 - December 31, 2021
(5) Restructuring and other costs related to the reorganization of operations and the dealer network primarily in Enlarged Europe
(6) Change in estimate for warranty costs incurred after the contractual warranty period. Refer to Note 21, Provision, for additional information
(7) Reversal of fair value adjustment recognized in purchase accounting on FCA inventories
(8) Primarily related to certain vehicle platforms in Enlarged Europe
(9) Benefit related to the final decision of the Brazilian Supreme Court on the calculation of the state value added tax, resulting in the recognition of €87 million in Net revenues and €166 million in Selling, general and other costs. Refer to Note 23, Other liabilities, for additional information
(10) Includes other costs primarily related to merger and integration activities

2021	North America	South America	Enlarged Europe	Middle East & Africa	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
	(€ million)

Net profit from continuing operations									€13,218
Tax expense									€1,911
Net financial expenses									€734
Share of the profit of equity method investees									€(737)
Operating income									€15,126
Adjustments:
Restructuring costs and other costs, net of reversals(1)	€(4)	€54	€781	€2	€—	€1	€39	€—	€873
Change in estimates of non-contractual warranties(2)	€2	€68	€581	€57	€13	€11	€—	€—	€732
Reversal of inventory fair value adjustment in purchase accounting(3)	€401	€13	€89	€—	€19	€—	€—	€—	€522
Impairment expense and supplier obligations(4)	€58	€6	€233	€6	€—	€6	€—	€—	€309
Brazilian indirect tax - reversal of liability/recognition of credits(5)	€—	€(253)	€—	€—	€—	€—	€—	€—	€(253)
Other(6)	€228	€41	€(17)	€(6)	€7	€2	€140	€134	€529
Total adjustments Jan 1 - Dec 31, 2021	€685	€(71)	€1,667	€59	€39	€20	€179	€134	€2,712
Less: Adjustments Jan 1-16, 2021(7)	€—	€—	€—	€—	€—	€—	€—	€—	€11
Adjusted Operating income	€11,103	€873	€5,419	€554	€444	€116	€(713)	€31	€17,827

_______________________________________________________________________________________________________________________________________________
(1) Restructuring and other costs related to the reorganization of operations and the dealer network primarily in Enlarged Europe
(2) Change in estimate for warranty costs incurred after the contractual warranty period. Refer to Note 21, Provision, for additional information
(3) Reversal of fair value adjustment recognized in purchase accounting on FCA inventories
(4) Primarily related to certain vehicle platforms in Enlarged Europe
(5) Benefit related to the final decision of the Brazilian Supreme Court on the calculation of the state value added tax, resulting in the recognition of €87 million in Net revenues and €166 million in Selling, general and other costs. Refer to Note 23, Other liabilities, for additional information
(6) Includes other costs primarily related to merger and integration activities
(7) Primarily costs related to the merger

2020	North America	South America	Enlarged Europe	Middle East & Africa	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
	(€ million)
Net revenues from external customers, restated(1)	€122	€1,153	€42,383	€3,055	€864	€—	€79	€0	€47,656
Add: FCA Net revenues from external customers January 1 - December 31, 2020(2)	60,307	5,236	14,497	1,680	2,267	1,376	1,313	—	86,676
Add: Pro forma adjustments(3)	189	(134)	(490)	0	15	(3)	(27)	—	(450)
Pro Forma Net revenues from external customers	60,618	6,255	56,390	4,735	3,146	1,373	1,365	0	133,882
Net revenues from transactions with other segments	15	(3)	90	21	54	2	1,124	(1,303)	—
Pro Forma Net revenues(4)	60,633	6,252	56,480	4,756	3,200	1,375	2,489	(1,303)	133,882

Net profit from continuing operations									€2,338
Tax expense									€504
Net financial expenses									€94
Share of the loss of equity method investees									€74
Add: FCA operating income, January 1 - December 31, 2020									€2,165
Add: Pro forma adjustments									€2,261
Pro Forma Operating income									€7,436
Adjustments:
Impairment expense and supplier obligations(5)	€154	€176	€319	€(1)	€135	€297	€5	€44	€1,129
Restructuring costs, net of reversal(6)	€32	€27	€414	€—	€—	€3	€14	€—	€490
Provision for U.S. investigation matters(7)	€—	€—	€—	€—	€—	€—	€—	€222	€222
Loss/(gain) on disposal of investments(8)	€—	€—	€10	€—	€(204)	€—	€16	€—	€(178)
Other	€10	€(2)	€(199)	€(4)	€—	€4	€141	€175	€125
Total adjustments	€196	€201	€544	€(5)	€(69)	€304	€176	€441	€1,788
Pro Forma Adjusted Operating income	€6,123	€156	€3,059	€300	€231	€(91)	€(487)	€(67)	€9,224

Share of profit of equity method investees	€—	€—	€(3)	€1	€(446)	€—	€374	€—	€(74)
______________________________________________________________________________________________________________________________
(1) Net revenues from external customers of PSA as reported, re-presented to reflect the reportable segments presented by the Company, and to exclude the results of Faurecia S.E., which has been presented as a discontinued operation in the comparative Income Statement of the Company for the year ended December 31,2020
(2) Net revenues from external customers of FCA as reported, re-presented to reflect the reportable segments presented by the Company
(3) Reclassifications made to present FCA’s Net revenues consistently with that of PSA
(4) Pro forma Stellantis consolidated Net revenues presented as if the FCA-PSA merger had been completed on January 1, 2020
(5) Impairment expense and supplier obligations, primarily related to impairment expense in North America, South America, Enlarged Europe and China and India & Asia Pacific due to reduced volume expectations primarily as a result of the estimated impacts of COVID, impairments of certain assets in Maserati and certain B-segment assets in Enlarged Europe, as well as impairments in North America due to the change in CAFE penalty rates for future model years
(6) Restructuring costs related to reorganization of operations, primarily in Enlarged Europe
(7) Provision recognized for estimated probable loss to settle matters under investigation by the U.S. Department of Justice, primarily related to criminal investigations associated with U.S. diesel emissions matters
(8) Loss/(gain) on disposal of investment primarily related to the disposal of CAPSA, which was a joint venture in China
(9) Primarily includes other costs related to merger and litigation proceedings

2019(1)	North America	South America	Enlarged Europe	Middle East & Africa	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
	(€ million)
Net revenues from external customers	€140	€1,746	€53,510	€2,582	€958	€—	€56	€1	€58,993
Net revenues from transactions with other segments	—	—	—	—	—	—	185	(185)	—
Net revenues	€140	€1,746	€53,510	€2,582	€958	€—	€241	€(184)	€58,993

Net profit from continuing operations									€2,921
Tax expense									€548
Net financial expenses									€124
Share of the profit of equity method investees									€62
Operating income									€3,655
Adjustments:
Restructuring costs, net of reversal(2)	€—	€31	€1,303	€—	€—	€—	€3	€—	€1,337
Impairment expense and supplier obligations(3)	€—	€80	€5	€(6)	€204	€—	€—	€—	€283
Gains on disposal of investments(4)	€—	€—	€(120)	€—	€—	€—	€—	€—	€(120)
Other	€—	€—	€(65)	€—	€(1)	€—	€8	€—	€(58)
Total adjustments	€—	€111	€1,123	€(6)	€203	€—	€11	€—	€1,442
Adjusted operating income	€8	€(102)	€5,076	€265	€46	€—	€(196)	€—	€5,097

Share of profit of equity method investees	€—	€—	€(15)	€(5)	€(437)	€—	€395	€—	€(62)
______________________________________________________________________________________________________________________________
(1) The 2019 information is presented as required; however, the 2019 information has not been used regularly by management and only includes PSA’s figures.
(2) Restructuring costs, primarily related to workforce restructuring plans, including early pensions and voluntary and senior leaves in Enlarged Europe and South America
(3) Impairment expenses, mainly related to research and development assets dedicated to activities in China, India and Asia Pacific and South America
(4) Gain on disposal of investments in Enlarged Europe

Disclosure of information about geographical area	Net revenues by geographical area were as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Net revenues in:
North America(1)	€68,885	€122	€142
France	15,421	14,345	16,352
Italy	10,065	3,513	5,016
Germany	7,891	5,545	7,127
Brazil	7,607	282	569
United Kingdom	6,106	4,591	6,262
Spain	4,428	3,508	4,880
Turkey	2,294	1,658	853
Belgium	2,214	2,185	2,558
China	2,013	133	175
Argentina	1,961	434	516
Poland	1,273	753	1,191
Netherlands	1,192	1,030	1,543
Japan	1,174	440	405
Switzerland	1,160	361	739
Austria	1,085	685	874
Other countries	14,650	8,071	9,791
Total Net revenues	€149,419	€47,656	€58,993
______________________________________________________________________________________________________________________________
(1) Refers to the geographical area and not our North America reporting segment.
The following table summarizes the non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets) attributed to certain geographic areas:

	At December 31,
	2021	2020
	(€ million)
North America(1)	€48,344	€1
Italy	9,564	669
France	14,717	13,647
Germany	4,918	5,042
Spain	2,096	1,848
Brazil	2,946	208
Poland	637	285
Serbia	109	—
United Kingdom	1,335	1,394
Slovakia	392	440
Other countries	3,221	1,740
Faurecia	—	8,994
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	88,279	34,268
______________________________________________________________________________________________________________________________
(1) Refers to the geographical area and not our North America reporting segment.